Label	Element	Value
VanEck Fallen Angel High Yield Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck® Fallen Angel High Yield Bond ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED DECEMBER 13, 2023 TO THE SUMMARY PROSPECTUS
AND PROSPECTUS DATED SEPTEMBER 1, 2023
OF VANECK ETF TRUST

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus for VanEck ETF Trust (the “Trust”) regarding the VanEck® Fallen Angel High Yield Bond ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.
Effective December 31, 2023 (the “Effective Date”), ICE Data Indices, LLC the ("Index Provider") will implement changes to the ICE US Fallen Angel High Yield 10% Constrained Index (the “Fallen Angel Index”), the Fund's benchmark index.
Strategy [Heading]	rr_StrategyHeading	Accordingly, on the Effective Date, the Fund’s disclosure will be modified as follows: The first paragraph of the “Summary Information - Principal Investment Strategies” section of the Fund’s Prospectus and the “Principal Investment Strategies” section of the Fund’s Summary Prospectus will be deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Fallen Angel Index is comprised of below investment grade corporate bonds denominated in U.S. dollars that were (a) rated investment grade at the time of issuance or (b) in certain limited circumstances, were original-issue high yield bonds from the same obligor entity whose bonds were already included in the Fallen Angel Index and are senior or senior secured only. Qualifying securities must be issued in the U.S. domestic market and have a below investment grade rating. Defaulted securities are removed from the Fallen Angel Index at the end of the month in which they default. The Fallen Angel Index is comprised of bonds issued by both U.S. and non-U.S. issuers.

Supplement Closing [Text Block]	ck0001137360_SupplementClosingTextBlock	Please retain this supplement for future reference.